Submission	Jun. 15, 2026
Submission [Line Items]
Central Index Key	0001916331
Registrant Name	Neo-Concept International Group Holdings Ltd.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A